IOWA SCHOOLS JOINT
                                INVESTMENT TRUST


                            INTERIM FINANCIAL REPORT
                                DECEMBER 31, 1998



                                SPONSORED BY THE
                       IOWA ASSOCIATION OF SCHOOL BOARDS

TRUSTEES' REPORT

To Iowa Schools Joint Investment Trust Participants:

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 1998. During 1998, market rates for short-term securities were relatively constant for the first half of the year. Market rates declined in the second half of the year as the Federal Reserve Board cut overnight rates on three separate occasions for a total of 0.75 percent. ISJIT maintained a consistent focus upon its three complementary investment objectives; protection of invested participant funds, maintaining the necessary degree of liquidity to accommodate participant needs and providing participants with an excellent market rate of return throughout the year.

Participation in ISJIT's investment programs continues to grow and serve additional participants. As of December 31, 1998, a total of 314 school corporations and other eligible organizations formed under Iowa Code chapter 28E were authorized to invest in ISJIT. During the semi-annual period, total assets invested within the liquid funds ranged from a low of $129,103,985 to a high of $280,469,199. When fixed term securities are included, the respective figures range from a low of $272,780,528 to a high of $434,233,039. Total funds invested in 1998 set several all-time records for fund invested, reaching a record high of $474,343,181 on May 19, 1998.

The Board of Trustees is very pleased with the success of the ISJIT cash management program and would welcome any comments or suggestions that you might have. Our goal is to provide a cash management program that is always responsive to its member's needs.

Respectfully,



Dean Borg, Chair
Board of Trustees

MANAGEMENT DISCUSSION


During the first half of fiscal year 1998-99, short-term interest rates declined. The Federal Reserve lowered the Federal Funds rate three times to stabilize financial markets. Investors had become extremely risk averse as financial turmoil that began in Southeast Asia spread to Russia and Latin America.

The domestic economic growth continues to be strong, led by consumer and construction spending. The global economic environment has begun to stabilize, but remains questionable in certain regions. This combination of factors will likely cause the Federal Reserve to leave interest rates unchanged for the next several months.

The rate on the ISJIT Diversified Fund declined from 5.06 percent to 4.43 percent during the period. The Fund, however, consistently provided a rate nearly 0.15 percent above the IBC Index of national money market funds.

The average maturity of the Fund was extended to 77 days during the period, primarily by investing a portion of the portfolio in six to twelve month Certificates of Deposit offered by Iowa financial institutions at rates above
5.00 percent.

The ISJIT program continues to emphasize three elements: safety, liquidity, and competitive rates, in that order. We look forward to continuing to service your cash management needs.


Sincerely,



Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                 Yield at
                                                                  Time of                          Amortized
Par Value         Description                                    Purchase       Due Date              Cost
---------         -----------                                    --------       --------              ----
DISCOUNTED GOVERNMENT SECURITIES -- 26.88%
$ 7,500,000  Fed. Home Loan Mtge Corp.-Disc. Note                   4.96%        02/01/99            $7,468,806
  7,500,000  Fed. Home Loan Bank-Disc. Note                         4.96%        02/16/99             7,453,808
  5,000,000  Fed. Home Loan Mtge Corp.-Disc. Note                   5.08%        02/23/99             4,963,710
  4,715,000  Fed. Home Loan Mtge Corp.-Disc. Note                   5.09%        03/03/99             4,675,293
  6,920,000  Federal National Mtge. Assoc.-Disc. Note               5.01%        03/26/99             6,841,560
  5,000,000  Fed. Home Loan Bank-Disc. Note                         4.87%        04/30/99             4,922,485
  5,000,000  Federal National Mtge. Assoc.-Disc. Note               5.04%        05/06/99             4,915,625
  5,000,000  Federal National Mtge. Assoc.-Disc. Note               4.92%        06/18/99             4,889,633
  5,500,000  Federal National Mtge. Assoc.-Disc. Note               4.92%        06/25/99             5,373,538
  4,600,000  Federal National Mtge. Assoc.-Disc. Note               4.88%        08/20/99             4,461,862
                                                                                                   ------------
             TOTAL (cost -- $55,966,320)                                                            $55,966,320
                                                                                                   ------------

COUPON SECURITIES -- 22.70%
$ 4,750,000  Student Loan Marketing Assoc., Variable Rate           5.71%        01/13/99            $4,749,537
  5,000,000  Student Loan Marketing Assoc., Variable Rate           5.57%        02/08/99             4,999,092
  5,000,000  Student Loan Marketing Assoc., Variable Rate           5.28%        02/18/99             4,997,057
  4,000,000  Student Loan Marketing Assoc., Variable Rate           5.57%        02/22/99             3,998,996
  1,000,000  Federal Farm Credit Bank, 4.64%                        4.91%        05/03/99               999,081
  5,525,000  Federal National Mtge. Assoc., 6.31%                   4.98%        06/03/99             5,555,067
  5,000,000  Federal National Mtge. Assoc., 6.19%                   4.96%        06/07/99             5,025,669
  1,000,000  Federal National Mtge. Assoc., 6.19%                   5.01%        06/07/99             1,004,909
  3,213,000  Federal National Mtge. Assoc., 6.45%                   5.07%        07/01/99             3,234,272
  1,000,000  Federal National Mtge. Assoc., 5.91%                   5.04%        07/15/99             1,004,507
  1,000,000  Federal Farm Credit Bank, 5.50%                        4.88%        09/01/99             1,003,908
  2,500,000  Federal National Mtge. Assoc., 5.08%                   4.84%        09/24/99             2,504,034
  1,000,000  Federal Home Loan Bank, 6.035%                         4.96%        09/27/99             1,007,554
  1,000,000  Federal National Mtge. Assoc., 6.07%                   4.83%        10/18/99             1,009,485
  5,000,000  Federal Home Loan Bank, 5.025%                         5.03%        11/05/99             5,000,000
  1,138,000  Federal National Mtge. Assoc., 8.35%                   4.84%        11/10/99             1,171,080
                                                                                                   ------------
             TOTAL (cost -- $47,264,248)                                                            $47,264,248
                                                                                                   ------------

CERTIFICATES OF DEPOSIT -- 15.37%
$   250,000  Citizens Bank, Sac City                                5.80%        01/04/99              $250,000
    750,000  Farmers State Bank, Hawarden                           5.30%        01/12/99               750,000
    250,000  Cherokee State Bank, Cherokee                          4.90%        01/20/99               250,000
  2,000,000  Community First State Bank, Decorah                    4.90%        01/21/99             2,000,000
  5,000,000  NationsBank, Des Moines                                4.90%        01/26/99             5,000,000
  1,000,000  Ottumwa Savings Bank, Ottumwa                          4.88%        02/04/99             1,000,000
    300,000  Community Bank, Miles                                  5.80%        02/08/99               300,000
  2,000,000  First State Bank, Conrad                               5.30%        02/12/99             2,000,000
    250,000  Ft. Madison Bank & Trust, Ft. Madison                  5.87%        02/18/99               250,000
    500,000  American Bank, LeMars                                  5.73%        02/19/99               500,000
    500,000  Union State Bank, Winterset                            6.00%        02/22/99               500,000
  2,000,000  St. Ansgar State Bank, St. Ansgar                      5.75%        03/08/99             2,000,000
    300,000  Community Bank, Miles                                  5.25%        03/11/99               300,000
    500,000  Peoples Bank & Trust, Rock Valley                      5.65%        03/24/99               500,000
    250,000  Citizens Bank, Sac City                                5.35%        04/05/99               250,000
    500,000  Citizens Bank, Sac City                                5.30%        04/12/99               500,000
    500,000  St. Ansgar State Bank, St. Ansgar                      6.00%        04/20/99               500,000
    100,000  Ackley State Bank, Ackley                              4.90%        04/20/99               100,000
    250,000  First State Bank, Huxley                               4.95%        04/20/99               250,000
    500,000  Tama State Bank, Tama                                  4.90%        04/20/99               500,000
    250,000  United Bank of Iowa, Ida Grove                         5.00%        04/21/99               250,000
    200,000  Security Savings Bank, Gowrie                          4.90%        04/21/99               200,000
    500,000  American State Bank, Sioux Center                      6.00%        04/23/99               500,000
  5,000,000  Magna Bank, Waterloo                                   5.99%        06/16/99             5,000,000
  1,000,000  Peoples Savings Bank, Elma                             5.13%        06/21/99             1,000,000
  2,500,000  First National Bank, Ames                              4.90%        07/19/99             2,500,000
    250,000  Ft. Madison Bank & Tr, Ft. Madison                     6.00%        08/23/99               250,000
    500,000  First American Bank, Ames                              5.80%        09/20/99               500,000
    500,000  DeWitt Bank & Trust, DeWitt                            5.35%        10/13/99               500,000
  1,000,000  DeWitt Bank & Trust, DeWitt                            5.29%        10/22/99             1,000,000
    250,000  Hardin County Savings Bank, Edlora                     5.00%        10/22/99               250,000
  1,000,000  Union State Bank, Winterset                            5.40%        10/22/99             1,000,000
    250,000  State Savings Bank, Baxter                             5.35%        10/25/99               250,000
    600,000  First State Bank, Ida Grove                            5.13%        11/30/99               600,000
    500,000  Peoples Bank & Trust, Rock Valley                      5.00%        12/15/99               500,000
                                                                                                   ------------
             TOTAL (cost -- $32,000,000)                                                            $32,000,000
                                                                                                   ------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 34.97%
$36,414,000  Merrill Lynch, Repurchase Agreement                    5.00%        01/04/99           $36,414,000
 36,403,000  Warburg, Repurchase Agreement                          4.70%        01/04/99            36,403,000
                                                                                                   ------------
             TOTAL (cost -- $72,817,000)                                                            $72,817,000
                                                                                                   ------------

TOTAL INVESTMENTS -- 99.92% (cost -- $208,047,568)                                                 $208,047,568

EXCESS OF OTHER  ASSETS  OVER  TOTAL  LIABILITIES  -- .08%
             (Includes $42,957 payable to IMG and $774,960
             dividends payable to unitholders)                                                         $157,030
                                                                                                   ------------

NET ASSETS -- 100%
             Applicable to 208,204,598 outstanding units                                           $208,204,598
                                                                                                   ============

NET ASSET VALUE:                                                                                          $1.00
             Offering and redemption price per unit ($208,204,598                                  ============
             divided by 208,204,598 units outstanding)

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                 Yield at
                                                                  Time of                          Amortized
Par Value         Description                                    Purchase       Due Date              Cost
---------         -----------                                    --------       --------              ----
COUPON SECURITIES -- 5.98%
$ 2,000,000  U. S. Treasury Note, 6.375%                            4.72%        07/15/99            $2,017,139
                                                                                                   ------------
             TOTAL (cost -- $2,017,139)                                                              $2,017,139
                                                                                                   ------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 94.24%
$31,813,000  Warburg, Repurchase Agreement                          4.70%        01/04/99           $31,813,000
                                                                                                   ------------
             TOTAL (cost -- $31,813,000)                                                            $31,813,000
                                                                                                   ------------

TOTAL INVESTMENTS -- 100.22% (cost -- $33,830,139)                                                  $33,830,139

EXCESS OF TOTAL  LIABILITIES  OVER OTHER  ASSETS -- (.22%)
             (Includes $4,136 payable to IMG and $115,959
             dividends payable to unitholders)                                                         ($75,302)
                                                                                                   ------------

NET ASSETS -- 100%
             Applicable to 33,754,837 outstanding units                                             $33,754,837
                                                                                                   ============

NET ASSET VALUE:                                                                                          $1.00
             Offering and redemption price per unit ($33,754,837                                   ============
             divided by 33,754,837 units outstanding)

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD JULY 1, 1998 TO DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                           DIVERSIFIED      DIRECT GOVERNMENT
                                            PORTFOLIO     OBLIGATION PORTFOLIO
                                          ------------    --------------------
INVESTMENT INCOME:
   Interest                                 $4,194,338                $816,331
                                          ============    ====================

EXPENSES:
   Investment advisory and
      program support fees                    $195,502                 $23,357
   Custody and administrative fees             176,475                  50,606
   Distribution fees                            79,302                  15,571
   Other fees and expenses                      23,791                   4,671
                                          ------------    --------------------

Total Expenses                                 475,070                  94,205
                                          ------------    --------------------

NET INVESTMENT INCOME                       $3,719,268                $722,126
                                          ============    ====================

STATEMENT OF CHANGES IN NET ASSETS
For the period July 1, 1998 to December 31, 1998
--------------------------------------------------------------------------------

                                           DIVERSIFIED      DIRECT GOVERNMENT
                                            PORTFOLIO     OBLIGATION PORTFOLIO
                                          ------------    --------------------
From Investment Activities:
   Net investment income
   distributed to unitholders               $3,719,268                $722,126
                                          ============    ====================

From Unit Transactions:
   (at constant net asset value of $1
   per unit)
   Units sold                             $566,407,263             $21,661,608
   Units issued in reinvestment
      of dividends from net
      investment income                      3,719,268                 722,126
   Units redeemed                         (567,849,085)            (15,559,718)
                                          ------------    --------------------
   Net increase (decrease) in net assets
      derived from unit transactions         2,277,446               6,824,016

Net assets at beginning of period          205,927,152              26,930,821
                                          ------------    --------------------

Net assets at end of period               $208,204,598             $33,754,837
                                          ============    ====================

SELECTED DATA FOR A UNIT PORTFOLIO
OUTSTANDING THROUGH EACH PERIOD*
--------------------------------------------------------------------------------


                           1998       1997       1996       1995       1994       1993       1992       1991       1990       1989
                        ------------------------------------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
Net Asset Value,
Beginning of Period     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Net Investment Income       .047       .051       .049       .053       .043       .027       .031       .073       .073       .080
Dividends Distributed      (.047)     (.051)     (.049)     (.053)     (.043)     (.027)     (.031)     (.073)     (.073)     (.080)

                        ------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period           $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

                        ============================================================================================================

Total Return               4.74%      5.08%      4.85%      5.31%      4.33%      2.68%      3.11%      7.26%      7.27%      8.05%

Ratio of Expenses
to Average Net Assets      0.60%      0.60%      0.60%      0.59%      0.59%      0.58%      0.58%      0.62%      0.66%      0.67%

Ratio of Net Income to
Average Net Assets         4.74%      5.08%      4.85%      5.31%      4.33%      2.68%      3.11%      7.26%      7.27%      8.05%

Net Assets,
End of Period
(000 Omitted)           $208,205   $174,215   $161,217   $166,018   $128,985   $143,987   $143,378   $110,353   $103,212   $ 60,102



*For the six month period ending December 31, annualized.

See Notes to Financial Statements.

SELECTED DATA FOR A UNIT PORTFOLIO
OUTSTANDING THROUGH EACH PERIOD*
--------------------------------------------------------------------------------


                           1998       1997       1996       1995       1994       1993       1992       1991       1990       1989
                        ------------------------------------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Net Asset Value,
Beginning of Period     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Net Investment Income       .046       .050       .047       .052       .042       .025       .030       .049       .073       .080
Dividends Distributed      (.046)     (.050)     (.047)     (.052)     (.042)     (.025)     (.030)     (.049)     (.073)     (.080)

                        ------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period           $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

                        ============================================================================================================

Total Return               4.65%      4.99%      4.68%      5.21%      4.23%      2.54%      2.98%      4.93%      7.28%      8.05%

Ratio of Expenses
to Average Net Assets      0.61%      0.60%      0.60%      .059%      0.59%      0.58%      0.58%      0.62%      0.65%      0.65%

Ratio of Net Income to
Average Net Assets         4.65%      4.99%      4.68%      5.21%       4.23%     2.54%      2.98%      4.93%      7.28%      8.05%

Net Assets,
End of Period
(000 Omitted)            $33,755    $31,034    $25,781    $34,801    $27,742    $32,508    $28,713    $29,228    $27,443    $18,688



*For the six month period ending December 31, annualized.

See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION

     Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates three investment programs: 1) the Diversified Portfolio, 2) the Direct Government Obligation Portfolio, and 3) the Fixed Term Automated (FTA) Investment Program. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. The objective of the FTA Investment Program is to provide individual public agency ownership of investments in legally permissible individual securities that offer fixed rates of return and fixed maturities. Norwest Bank Iowa, N.A., serves as ISJIT's Administrator and Custodian, and Investors Management Group serves as the Investment Advisor.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS IN SECURITIES

     The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount that would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

     Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

     Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

     Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

     In connection with transactions in repurchase agreements, it is ISJIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by ISJIT may be delayed or limited. At December 31, 1998, the securities purchased under overnight agreements to resell were collateralized by government agency securities with market values of $74,288,998 and $32,450,532 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

IOWA SCHOOLS JOINT INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS, CONTINUED

     UNIT ISSUES, REDEMPTIONS, AND DISTRIBUTIONS

     ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

     INCOME TAXES

     ISJIT is exempt from federal and state income tax.

     FEES AND EXPENSES

     Under separate agreements with ISJIT, Investors Management Group (IMG), the Investment Advisor and Program Support Provider, and Norwest Bank, Iowa, N.A., (Norwest), the Custodian and Administrator are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives
     0.150  percent of the average  daily net asset value up to $150 million and
     0.125 percent exceeding $150 million for investment advisor fees. In addition, IMG receives 0.10 percent of the average daily net asset value of the Diversified Portfolio for program support fees. For the period ended December 31, 1998, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $195,502 and $23,357, respectively, to IMG for services provided. For each of the portfolios, Norwest receives 0.050 percent of the average daily net asset value up to $150 million, 0.045 percent from $150 to $200 million, and 0.040 percent exceeding $200 million for custodial services. For the Diversified Portfolio, Norwest receives
     0.175  percent of the  average  daily net asset  value up to $150  million,
     0.165 percent from $150 to $200 million, and 0.150 percent exceeding $200 million; for the Direct Government Obligation Portfolio, Norwest receives
     0.275  percent of the  average  daily net asset  value up to $150  million,
     0.265 percent from $150 to $200 million, and 0.250 percent exceeding $200 million for administrative services. For the period ended December 31, 1998, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $176,475 and $50,606 respectively, to Norwest for services provided. Under a distribution plan, the sponsoring association receives an annual fee of 0.10 percent of the daily net asset value of the portfolios. For the period ended December 31, 1998, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $79,302 and $15,571 respectively, to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT.
     All fees are computed daily and paid monthly.

(2)  SECURITIES TRANSACTIONS

     Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $5,502,492,591 and $3,734,779,094 respectively, for the six months ended December 31, 1998. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $5,498,793,520 and $3,727,997,000 respectively, for the six months ended December 31, 1998.

                               BOARD OF TRUSTEES



                          DON WILLIAMS, CHAIR, Villisca
                        DEAN BORG, VICE CHAIRPERSON, Mount Vernon
                      GARY D. BENGSTEN, TREASURER, Carroll
                         BARB GROHE, TRUSTEE, Iowa City
                    RICHARD VANDE KIEFT, TRUSTEE, Cedar Falls
                           CAROLYN JONS, TRUSTEE, Ames


                               SERVICE PROVIDERS



                               INVESTMENT ADVISOR:
                           Investors Management Group
                                2203 Grand Avenue
                            Des Moines, IA 50312-5338

                          CUSTODIAN AND ADMINISTRATOR:
                             Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                              Des Moines, IA 50304

                                 LEGAL COUNSEL:
                       Ahlers, Cooney, Dorweiler, Haynie,
                              Smith & Allbee, P.C.
                                100 Court Avenue
                              Des Moines, IA 50309

                              INDEPENDENT AUDITORS:
                              KPMG Peat Marwick LLP
                                2500 Ruan Center
                              Des Moines, IA 50309



                        FOR INVESTMENT INFORMATION . . .
                           c/o Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                             Des Moines, Iowa 50304
                   Toll Free (800) 872-0140 or (515) 245-3245